Accounts Payable, Other Payables and Accruals (Tables)	6 Months Ended
Oct. 31, 2023
Accounts Payable, Other Payables and Accruals [Abstract]
Schedule of Accounts Payable, Other Payables and Accruals
	As of April 30,			As of October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Accounts payable arising from digital solutions services — financial services	14	10	14	—
Accounts payable arising from hotel operations, hospitality and VIP services	—	—	479	69
Total accounts payable	14	10	493	69

Consideration payable on movie income right investments	3,850	—	—	—
Payable to former subsidiaries	—	—	—	15,346
Other payables and accruals	131	1,540	3,253	3,568
Accrued issue cost	1,026	1,907	—	—
Total other payables and accruals	5,007	3,447	3,253	18,914